Property, Plant And Equipment (Changes In Net Carrying Amounts Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,883	$ 4,702
Additions	939	1,109
Transfers	(4)	0
Amortization	(909)	(872)
Disposals and writedown	(13)	(22)
Divestment	0	(34)
Property, plant and equipment	4,896	4,883
Cable And Telecommunications Distribution System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,420	3,364
Additions	393	306
Transfers	373	295
Amortization	(585)	(540)
Disposals and writedown	(3)	(1)
Divestment	0	(4)
Property, plant and equipment	3,598	3,420
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	368	386
Additions	214	218
Transfers	0	0
Amortization	(223)	(236)
Disposals and writedown	(1)	0
Divestment	0	0
Property, plant and equipment	358	368
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	60	65
Additions	6	11
Transfers	(1)	0
Amortization	(17)	(16)
Disposals and writedown	(2)	0
Divestment	0	0
Property, plant and equipment	46	60
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	375	403
Additions	6	2
Transfers	1	4
Amortization	(30)	(30)
Disposals and writedown	0	(4)
Divestment		0
Property, plant and equipment	352	375
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	199	269
Additions	63	9
Transfers	29	18
Amortization	(54)	(50)
Disposals and writedown	(7)	(17)
Divestment	0	(30)
Property, plant and equipment	230	199
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	461	215
Additions	257	563
Transfers	(406)	(317)
Amortization	0	0
Disposals and writedown	0	0
Divestment	0	0
Property, plant and equipment	$ 312	$ 461